Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares designated	0	0	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	13,839,169	11,339,169	8,979,204
Common stock, shares outstanding	13,839,169	11,339,169	8,979,204
Convertible Class B Common Stock [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	350,000	600,000	833,334
Common stock, shares outstanding	350,000	600,000	833,334